4. STOCK-BASED COMPENSATION (Sept 2019 Note) (Details - Option activity) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of Shares
Number of stock options outstanding	1,819,500	1,055,700	1,078,400
Options granted	200,000	831,000	40,000
Options expired or cancelled	0
Options exercised	(12,500)	(64,500)
Number of stock options outstanding	2,007,000	1,819,500	1,055,700	1,078,400
Weighted Average Exercise Price
Weighted average exercise price	$ 0.87	$ 0.76	$ 0.78
Weighted average exercise price	$ 0.92	$ 0.87	$ 0.76	$ 0.78
Weighted Average Contractual Life
Weighted Average Contractual Life, beginning	7 years 18 days
Weighted Average Contractual Life, ending	7 years 1 month 28 days	7 years 1 month 2 days	6 years 1 month 16 days	7 years 4 days